Share-Based Payments - Changes in Numbers of Outstanding Awards Under Our Equity-Settled Plans (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares
SHARE-BASED PAYMENTS
Tax authority to settle employees tax obligation | $		$ 300
Qualtrics Equity Awards
SHARE-BASED PAYMENTS
Beginning of period	0
Exchanged | shares	12,872	12,872
Granted	80,856,000
Exercised	7,467,000
Forfeited	(2,241,000)
End of period	84,018,000
Exchanged	€ 30.04
Granted	44.27
Exercised	33.43
Forfeited	41.29
End of period	€ 43.13